Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Greenfire Resources Ltd.
Trading Symbol	GFR
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	68,642,515
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A (this “Amendment”) is being filed by Greenfire Resources Ltd. (the “Company” “we,” “our,” or “us”) to amend our annual report on Form 20-F for the fiscal year ended December 31, 2023, originally filed with the U.S. Securities and Exchange Commission on March 27, 2024 (the “Original Filing”), solely to (i) correct a typographical error in the tenure statement in the audit report of Deloitte LLP and minor typographical changes in notes 5, 14 and 15 to the Company’s financial statements included in the Original Filing to align with a previously filed version of the Company’s financial statements and (ii) to file the consent of McDaniel & Associates Consultants Ltd. (“McDaniel”) to the incorporation by reference into our registration statement on Form S-8 of McDaniel’s reports auditing the Company’s reserves data that were included in the Original Filing. In addition, we are including a new currently dated consent of Deloitte LLP.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.This Amendment makes no other changes to the Original Filing other than as described above. The filing of this Amendment and the inclusion of newly executed certifications and consents should not be understood to mean that any other statements or disclosure contained in the Original Filing are true and complete as of any date subsequent to the date of the Original Filing, except as expressly noted above.
Entity Central Index Key	0001966287
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41810
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	1900 – 205 5th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2V7
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1208
Auditor Name	Deloitte LLP
Auditor Location	Calgary
Entity Address, Country	CA
Business Contact
Document Information Line Items
Entity Address, Address Line One	1900 – 205 5th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2V7
Contact Personnel Name	Robert Logan
City Area Code	(403)
Local Phone Number	465-2321